Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount
	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2019:
Basic EPS
Net income available to common shareholders	$205,104	65,476,606	$3.13
Potential dilutive common shares and warrants	—	209,078
Diluted EPS	$205,104	65,685,684	$3.12
December 31, 2018:
Basic EPS
Net income available to common shareholders	$215,931	66,106,580	$3.27
Potential dilutive common shares and warrants	—	527,240
Diluted EPS	$215,931	66,633,820	$3.24
December 31, 2017:
Basic EPS
Net income available to common shareholders	$157,436	66,046,155	$2.38
Potential dilutive common shares	—	732,281
Diluted EPS	$157,436	66,778,436	$2.36